NET INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of interest income (expense) [Abstract]
Schedule of Net Interest Income

	Weighted average effective interest rate
	2020	2019	2018	2020	2019	2018
	%	%	%	£m	£m	£m
Interest income:
Loans and advances to customers	2.76	3.21	3.23	13,358	15,281	15,049
Loans and advances to banks	0.20	0.57	0.76	114	269	462
Debt securities	1.82	2.26	1.61	92	118	66
Interest income on financial assets held at amortised cost	2.48	2.97	2.93	13,564	15,668	15,577
Financial assets at fair value through other comprehensive income	1.12	1.64	1.98	302	430	639
Total interest income[1]	2.42	2.90	2.88	13,866	16,098	16,216
Interest expense:
Deposits from banks, excluding liabilities under sale and repurchase transactions	1.19	1.39	1.36	(82)	(87)	(81)
Customer deposits, excluding liabilities under sale and repurchase transactions	0.40	0.65	0.60	(1,270)	(2,054)	(1,997)
Debt securities in issue[2]	1.13	0.71	0.10	(761)	(476)	(66)
Subordinated liabilities	7.19	9.89	10.18	(827)	(921)	(1,072)
Lease liabilities	2.36	2.41	2.44	(39)	(39)	(1)
Liabilities under sale and repurchase agreements	0.36	1.08	0.87	(117)	(301)	(245)
Total interest expense[3]	0.71	0.91	0.78	(3,096)	(3,878)	(3,462)
Net interest income				10,770	12,220	12,754
1Includes £10 million (2019: £26 million; 2018: £31 million) of interest income on liabilities with negative interest rates and £42 million (2019: £39 million; 2018: £45 million) in respect of interest income on finance leases.
2The impact of the Group’s hedging arrangements is included on this line; excluding this impact the weighted average effective interest rate in respect of debt securities in issue would be 2.42 per cent (2019: 2.25 per cent; 2018: 2.74 per cent).
3Includes £23 million (2019: £119 million; 2018: £10 million) of interest expense on assets with negative interest rates.